1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Security	Shares	Value
Common Stocks ― 98.2%
Capital Markets ― 4.4%
Ameriprise Financial Inc.	17,925	$2,762,422
CME Group Inc.	17,000	2,844,270
Total Capital Markets		5,606,692

Commercial Banks ― 51.5%
Altabancorp	92,000	1,851,040
Bank of America Corp.	296,000	7,130,640
Banner Corp.	80,142	2,585,381
BOK Financial Corp.	8,314	428,254
Bryn Mawr Bank Corp.	70,000	1,740,900
Coastal Financial Corp/WA	75,000	918,750	*
Columbia Banking System Inc.	68,805	1,640,999
Comerica Inc.	12,000	459,000
Farmers & Merchants Bank of Long Beach	200	1,219,600
Fifth Third Bancorp	94,400	2,012,608
First Financial Bancorp	57,000	684,285
First Foundation Inc.	123,000	1,607,610
First Western Financial Inc.	69,000	893,550	*
HBT Financial Inc.	60,000	673,200
Heritage Financial Corp.	128,000	2,353,920
JPMorgan Chase & Co.	72,310	6,961,284
Level One Bancorp Inc.	37,000	577,200
Pacific Premier Bancorp Inc.	71,263	1,435,237
PNC Financial Services Group Inc.	20,000	2,198,200
QCR Holdings Inc.	103,500	2,836,935
Silvergate Capital Corp.	70,000	1,008,000	*
SmartFinancial Inc.	61,000	828,990
South State Corp.	47,309	2,277,929
Sterling Bancorp	198,200	2,085,064
Stock Yards Bancorp Inc.	60,000	2,042,400
SVB Financial Group	19,500	4,692,090	*
TCF Financial Corp.	40,648	949,537
Truist Financial Corp.	107,305	4,082,955
U.S. Bancorp	69,500	2,491,575
Univest Corp. of Pennsylvania	55,126	792,160
Webster Financial Corp.	48,895	1,291,317
Western Alliance Bancorp	71,000	2,245,020
Total Commercial Banks		64,995,630

Diversified Financial Services ― 8.8%
Alerus Financial Corp.	55,000	1,078,000
Charles Schwab Corp.	137,000	4,963,510
Intercontinental Exchange Inc.	21,000	2,101,050
Voya Financial Inc.	61,000	2,923,730
Total Diversified Financial Services		11,066,290

Insurance ― 12.7%
American Financial Group Inc.	22,650	1,517,097
Brown & Brown Inc.	68,000	3,078,360
Chubb Limited	45,500	5,283,460
Hanover Insurance Group Inc.	21,000	1,956,780
Marsh & McLennan Cos Inc.	26,500	3,039,550
RenaissanceRe Holdings Ltd	7,000	1,188,180
Total Insurance		16,063,427

1919 Financial Services Fund
SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)(Continued)

Security	Shares	Value
IT Services ― 14.1%
Black Knight Inc.	17,000	$1,479,850	*
Fidelity National Information Services Inc.	19,787	2,912,844
Fiserv Inc.	22,680	2,337,174	*
Global Payments Inc.	18,699	3,320,569
I3 Verticals Inc., Class A Shares	62,480	1,577,620	*
Visa Inc., Class A Shares	31,000	6,199,070
Total IT Services		17,827,127

Professional Services ― 0.8%
Verisk Analytics Inc.	5,500	1,019,205
Total Professional Services		1,019,205

Real Estate Investment Trusts (REITs) ― 1.7%
Boston Properties Inc.	10,000	803,000
Crown Castle International Corp.	8,000	1,332,000
Total Real Estate Investment Trusts (REITs)		2,135,000

Thrifts & Mortgage Finance ― 4.2%
Bridgewater Bancshares Inc.	143,000	1,357,070	*
FS Bancorp Inc.	17,000	697,000
Riverview Bancorp Inc.	90,000	373,500
Territorial Bancorp Inc.	53,000	1,072,190
WSFS Financial Corp.	67,803	1,828,647
Total Thrifts & Mortgage Finance		5,328,407
Total Common Stocks (Cost ― $92,186,041)		124,041,778

Short-Term Investment ― 1.8%
Fidelity Investments Money Market - Government Portfolio - Class I - 0.01% (a)	2,229,530	2,229,530
Total Short-Term Investment (Cost ― $2,229,530)		2,229,530

Total Investments ― 100.0% (Cost ― $94,415,571)		126,271,308
Liabilities in Excess of Other Assets ― 0.0%		(51,032)
Total Net Assets ― 100.0%		$126,220,276

Notes:
*	Non-income producing security
(a)	The rate reported is the annualized seven-day yield at period end.

1919 Financial Services Fund
Schedule of Investments (Continued)
September 30, 2020 (Unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or “1919”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:

Level 1 -	quoted prices in active markets for identical investments

Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 -	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

1919 FINANCIAL SERVICES FUND
Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$124,041,778	$-	$-	$124,041,778
Total long-term investments	124,041,778	-	-	124,041,778
Short-term investments	2,229,530	-	-	2,229,530
Total investments	$126,271,308	$-	$-	$126,271,308

* See Schedule of Investments for additional detailed categorizations.